Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net real estate sales	$ 1,924,560,806	$ 1,524,968,403	$ 1,134,466,776
Real estate lease income	8,732,799	5,946,051	6,573,263
Real estate management services income	41,738,319	30,022,747	21,611,201
Other revenue	1,875,307	687,492	1,672,758
Total revenue	1,976,907,231	1,561,624,693	1,164,323,998
Cost of real estate sales	(1,474,067,213)	(1,174,571,926)	(866,242,863)
Cost of real estate lease income	(11,006,122)	(3,682,645)	(3,956,322)
Cost of real estate management services	(31,646,448)	(24,281,442)	(19,442,859)
Other costs	(559,235)	(1,100,367)	(1,691,848)
Total costs of revenue	(1,517,279,018)	(1,203,636,380)	(891,333,892)
Gross profit	459,628,213	357,988,313	272,990,106
Operating expenses	(212,568,458)	(178,629,347)	(167,455,085)
Operating income/(loss)	247,059,755	179,358,966	105,535,021
Interest income	16,859,086	20,916,567	24,503,736
Interest expense	(66,153,440)	(29,856,832)	(20,281,416)
Net realized gain on short-term investments	7,873,987	2,505,696	603,078
Share of gain/ (loss) of equity investees	(1,710,070)	(324,612)	2,234,635
Loss on extinguishment of debt	(15,879,702)	(12,123,750)	0
Exchange gains	756,926	458,959	403,286
Unrealized income on short-term investments	2,095,979	235,334	49,443
Other income	2,326,010	4,540,227	5,945,120
Income from operations before income taxes	193,228,531	165,710,555	118,992,903
Income tax benefit /(expense)	(113,117,126)	(86,247,875)	(52,511,318)
Net income	80,111,405	79,462,680	66,481,585
Depreciation and amortization	13,727,526	8,688,384	8,751,664
Capital expenditure	9,761,856	6,461,532	39,125,572
Real estate properties development completed	840,393,193	477,179,252	24,076,559
Real estate properties under development	1,996,000,653	1,719,135,164	1,887,321,801
Real estate properties held for lease	277,933,313	159,873,934	71,132,582
Total long-lived assets	1,314,221,789	288,113,840	285,919,467
Total assets	6,384,434,270	4,219,558,959	3,548,883,184
Henan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	886,207,602	368,866,778	251,681,188
Real estate lease income	3,567,372	3,588,434	4,484,591
Real estate management services income	1,505,932	1,161,150	0
Other revenue	508,891	303,521	1,396,463
Total revenue	891,789,797	373,919,883	257,562,242
Cost of real estate sales	(607,656,121)	(252,522,117)	(160,197,316)
Cost of real estate lease income	(2,170,672)	(1,792,349)	(2,202,367)
Cost of real estate management services	(935,942)	(979,218)	(18,161)
Other costs	(227,081)	(525,052)	178,610
Total costs of revenue	(610,989,816)	(255,818,736)	(162,239,234)
Gross profit	280,799,981	118,101,147	95,323,008
Operating expenses	(64,061,347)	(41,459,159)	(51,882,922)
Operating income/(loss)	216,738,634	76,641,988	43,440,086
Interest income	11,355,876	18,611,346	23,284,854
Interest expense	(18,393,523)	(6,312,134)	21,612,239
Net realized gain on short-term investments	3,110,564	1,316,577	0
Share of gain/ (loss) of equity investees	(1,062,499)	(688,363)	2,234,635
Loss on extinguishment of debt	0	0	0
Exchange gains	(362,736)	461,627	403,286
Unrealized income on short-term investments	151,003	7,862	0
Other income	2,326,004	4,534,357	0
Income from operations before income taxes	213,863,323	94,573,260	90,975,100
Income tax benefit /(expense)	(77,985,230)	(13,089,933)	(16,234,099)
Net income	135,878,093	81,483,327	74,741,001
Depreciation and amortization	5,597,930	5,477,178	5,569,343
Capital expenditure	5,756,237	5,257,710	4,249,718
Real estate properties development completed	49,708,034	39,369,770	4,775,131
Real estate properties under development	937,340,899	376,001,881	313,105,983
Real estate properties held for lease	53,783,548	38,584,030	42,511,937
Total long-lived assets	207,599,517	98,501,017	221,202,024
Total assets	2,715,305,431	1,371,127,748	1,064,084,941
Shandong [Member]
Segment Reporting Information [Line Items]
Net real estate sales	252,186,589	169,605,220	186,222,554
Real estate lease income	183,530	172,198	202,892
Real estate management services income	0	0	0
Other revenue	52,893	102,415	30,659
Total revenue	252,423,012	169,879,833	186,456,105
Cost of real estate sales	(204,691,234)	(142,763,272)	(149,867,847)
Cost of real estate lease income	(348,420)	(287,832)	(285,974)
Cost of real estate management services	0	0	0
Other costs	(10,706)	(100,695)	(376,070)
Total costs of revenue	(205,050,360)	(143,151,799)	(150,529,891)
Gross profit	47,372,652	26,728,034	35,926,214
Operating expenses	(10,497,498)	(8,682,365)	(13,528,548)
Operating income/(loss)	36,875,154	18,045,669	22,397,666
Interest income	338,069	974,322	237,687
Interest expense	(362,759)	0	0
Net realized gain on short-term investments	0	0	0
Share of gain/ (loss) of equity investees	(974,405)	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	35,876,059	19,019,991	22,635,353
Income tax benefit /(expense)	(11,359,619)	(11,666,859)	(9,901,175)
Net income	24,516,440	7,353,132	12,734,178
Depreciation and amortization	416,607	411,694	400,733
Capital expenditure	11,636	57,511	172,853
Real estate properties development completed	82,128,992	2,309,387	0
Real estate properties under development	78,988,478	236,984,737	275,709,393
Real estate properties held for lease	5,633,936	5,604,196	4,487,714
Total long-lived assets	420,656,893	9,339,448	6,683,031
Total assets	693,368,606	370,315,900	457,041,948
Jiangsu [Member]
Segment Reporting Information [Line Items]
Net real estate sales	284,388,321	349,616,790	371,469,943
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	21,184	471	308,026
Total revenue	284,409,505	349,617,261	371,777,969
Cost of real estate sales	(247,765,242)	(273,738,274)	(305,417,991)
Cost of real estate lease income	(3,353,579)	(1,328,100)	(1,416,157)
Cost of real estate management services	0	0	0
Other costs	(127,375)	(69,971)	(641,646)
Total costs of revenue	(251,246,196)	(275,136,345)	(307,475,794)
Gross profit	33,163,309	74,480,916	64,302,175
Operating expenses	(16,659,076)	(12,234,106)	(15,826,805)
Operating income/(loss)	16,504,233	62,246,810	48,475,370
Interest income	218,937	262,675	442,560
Interest expense	(1,829,665)	0	0
Net realized gain on short-term investments	7,395	0	0
Share of gain/ (loss) of equity investees	(2,818)	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	14,898,082	62,509,485	48,917,930
Income tax benefit /(expense)	(6,913,466)	(28,647,951)	(32,061)
Net income	7,984,616	33,861,534	48,885,869
Depreciation and amortization	3,445,463	1,442,768	1,542,209
Capital expenditure	13,725	19,302	31,524
Real estate properties development completed	13,625,012	94,008,195	19,301,428
Real estate properties under development	217,051,399	104,989,367	307,172,930
Real estate properties held for lease	38,824,172	20,648,238	23,416,217
Total long-lived assets	50,598,511	22,056,718	27,947,425
Total assets	459,080,321	354,089,481	655,880,819
Sichuan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	79,054,170	76,489,749	36,372,298
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	87,307	0	80,142
Total revenue	79,141,477	76,489,749	36,452,440
Cost of real estate sales	(71,332,282)	(58,762,806)	(32,313,894)
Cost of real estate lease income	(158,879)	0	0
Cost of real estate management services	0	0	0
Other costs	0	0	(3,615)
Total costs of revenue	(71,491,161)	(58,762,806)	(32,317,509)
Gross profit	7,650,316	17,726,943	4,134,931
Operating expenses	(3,772,416)	(3,329,524)	(3,672,935)
Operating income/(loss)	3,877,900	14,397,419	461,996
Interest income	100,988	71,673	18,752
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of gain/ (loss) of equity investees	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	3,978,888	14,469,092	480,748
Income tax benefit /(expense)	(812,628)	(5,223,645)	(1,344,687)
Net income	3,166,260	9,245,447	(863,939)
Depreciation and amortization	218,043	61,572	64,082
Capital expenditure	22,550	11,035	0
Real estate properties development completed	146,791,480	0	0
Real estate properties under development	0	202,565,917	223,653,822
Real estate properties held for lease	23,503,438	0	0
Total long-lived assets	391,437,638	354,311	9,036,881
Total assets	584,350,518	222,100,489	206,485,216
Beijing [Member]
Segment Reporting Information [Line Items]
Net real estate sales	540,766	23,722,289	166,775,534
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	0	280,007	318,271
Total revenue	540,766	24,002,296	167,093,805
Cost of real estate sales	(363,305)	(30,743,520)	(118,868,527)
Cost of real estate lease income	0	0	0
Cost of real estate management services	0	0	0
Other costs	(51,424)	(404,649)	(835,555)
Total costs of revenue	(414,729)	(31,148,169)	(119,704,082)
Gross profit	126,037	(7,145,873)	47,389,723
Operating expenses	(44,507,378)	(38,841,455)	(32,178,776)
Operating income/(loss)	(44,381,341)	(45,987,328)	15,210,947
Interest income	516,950	246,892	331,042
Interest expense	(5,056,962)	0	0
Net realized gain on short-term investments	9,077	(1,742)	0
Share of gain/ (loss) of equity investees	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	(130,591)	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	(48,912,276)	(45,872,769)	15,541,989
Income tax benefit /(expense)	4,065,308	15,322,784	(13,479,368)
Net income	(44,846,968)	(30,549,985)	2,062,621
Depreciation and amortization	767,841	454,728	515,150
Capital expenditure	2,960,195	744,844	33,952,563
Real estate properties development completed	52,675,024	52,671,437	0
Real estate properties under development	200,296,958	149,726,569	62,561,492
Real estate properties held for lease	0	0	0
Total long-lived assets	16,714,738	2,037,512	6,958,865
Total assets	296,118,475	283,695,245	346,527,256
Hainan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	87,304,257	12,699,957	3,534,278
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	11,396	0	8,157
Total revenue	87,315,653	12,699,957	3,542,435
Cost of real estate sales	(55,291,475)	(8,544,624)	(2,337,677)
Cost of real estate lease income	0	0	0
Cost of real estate management services	0	0	0
Other costs	(3,846)	0	(324)
Total costs of revenue	(55,295,321)	(8,544,624)	(2,338,001)
Gross profit	32,020,332	4,155,333	1,204,434
Operating expenses	(7,726,269)	(4,028,044)	(6,617,557)
Operating income/(loss)	24,294,063	127,289	(5,413,123)
Interest income	26,443	18,809	3,968
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of gain/ (loss) of equity investees	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	4,677,244
Income from operations before income taxes	24,320,506	146,098	(731,911)
Income tax benefit /(expense)	(10,189,683)	(556,388)	163,491
Net income	14,130,823	(410,290)	(568,420)
Depreciation and amortization	148,453	208,161	208,486
Capital expenditure	1,361	28,005	127,550
Real estate properties development completed	97,350,745	0	0
Real estate properties under development	0	137,338,481	101,059,710
Real estate properties held for lease	0	0	0
Total long-lived assets	609,466	408,197	553,186
Total assets	108,984,575	207,361,083	135,047,439
Hunan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	133,499,073	105,494,573	42,191,276
Real estate lease income	6,071	0	0
Real estate management services income	0	0	0
Other revenue	118,391	0	2,332
Total revenue	133,623,535	105,494,573	42,193,608
Cost of real estate sales	(107,834,718)	(75,514,694)	(30,095,959)
Cost of real estate lease income	(174,601)	0	0
Cost of real estate management services	0	0	0
Other costs	(95,235)	0	0
Total costs of revenue	(108,104,554)	(75,514,694)	(30,095,959)
Gross profit	25,518,981	29,979,879	12,097,649
Operating expenses	(10,099,854)	(6,372,468)	(5,090,601)
Operating income/(loss)	15,419,127	23,607,411	7,007,048
Interest income	320,666	91,757	45,592
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of gain/ (loss) of equity investees	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	15,739,793	23,699,168	7,052,640
Income tax benefit /(expense)	(2,560,610)	(13,925,672)	(5,634,909)
Net income	13,179,183	9,773,496	1,417,731
Depreciation and amortization	185,123	82,330	76,304
Capital expenditure	21,262	13,599	146,074
Real estate properties development completed	49,346,740	0	0
Real estate properties under development	109,107,637	188,578,773	157,166,855
Real estate properties held for lease	50,422,065	0	0
Total long-lived assets	51,791,292	241,841	468,620
Total assets	266,196,168	276,147,610	110,988,357
Shanghai [Member]
Segment Reporting Information [Line Items]
Net real estate sales	973,450	100,003,503	70,058,447
Real estate lease income	209,186	0	0
Real estate management services income	0	0	0
Other revenue	5,046	0	0
Total revenue	1,187,682	100,003,503	70,058,447
Cost of real estate sales	(664,093)	(89,067,765)	(62,366,015)
Cost of real estate lease income	(332,094)	0	0
Cost of real estate management services	0	0	0
Other costs	0	0	0
Total costs of revenue	(996,187)	(89,067,765)	(62,366,015)
Gross profit	191,495	10,935,738	7,692,432
Operating expenses	(747,409)	(3,120,707)	(4,346,174)
Operating income/(loss)	(555,914)	7,815,031	3,346,258
Interest income	268,325	83,756	134,580
Interest expense	(2,100,301)	0	0
Net realized gain on short-term investments	0	0	0
Share of gain/ (loss) of equity investees	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	(2,387,890)	7,898,787	3,480,838
Income tax benefit /(expense)	686,619	(3,089,750)	(1,259,900)
Net income	(1,701,271)	4,809,037	2,220,938
Depreciation and amortization	68,648	77,851	83,175
Capital expenditure	0	0	0
Real estate properties development completed	90,003,702	91,307,299	0
Real estate properties under development	0	0	155,309,860
Real estate properties held for lease	4,578,302	0	0
Total long-lived assets	4,639,263	127,856	391,481
Total assets	103,055,884	109,047,209	128,502,762
Tianjin [Member]
Segment Reporting Information [Line Items]
Net real estate sales	38,646,991	39,912,406	4,631,258
Real estate lease income	0		0
Real estate management services income	0	0	0
Other revenue	74	1,078	1,333
Total revenue	38,647,065	39,913,484	4,632,591
Cost of real estate sales	(23,602,129)	(22,837,517)	(3,534,525)
Cost of real estate lease income	0	0	0
Cost of real estate management services	0	0	0
Other costs	0	0	(8,424)
Total costs of revenue	(23,602,129)	(22,837,517)	(3,542,949)
Gross profit	15,044,936	17,075,967	1,089,642
Operating expenses	(6,001,987)	(16,533,371)	(10,002,768)
Operating income/(loss)	9,042,949	542,596	(8,913,126)
Interest income	271,527	123,642	2,966
Interest expense	(1,214,368)	0	0
Net realized gain on short-term investments	0	0	0
Share of gain/ (loss) of equity investees	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	8,100,108	666,238	(8,910,160)
Income tax benefit /(expense)	(1,713,343)	(3,217,994)	1,739,065
Net income	6,386,765	(2,551,756)	(7,171,095)
Depreciation and amortization	9,836	8,278	3,839
Capital expenditure	20,322	1,029	52,401
Real estate properties development completed	0	0	0
Real estate properties under development	40,379,791	13,222,946	57,207,564
Real estate properties held for lease	0	0	0
Total long-lived assets	1,706,170	2,189,185	751,519
Total assets	98,249,020	97,995,395	19,201,186
Shaanxi [Member]
Segment Reporting Information [Line Items]
Net real estate sales	63,283,292	126,550,015
Real estate lease income	3,832,764	284,294
Real estate management services income	356,429	0
Other revenue	0	0
Total revenue	67,472,485	126,834,309
Cost of real estate sales	(46,516,108)	(91,274,052)
Cost of real estate lease income	(4,420,100)	(225,776)
Cost of real estate management services	0	0
Other costs	0	0
Total costs of revenue	(50,936,208)	(91,499,828)
Gross profit	16,536,277	35,334,481
Operating expenses	(9,123,653)	(10,239,653)
Operating income/(loss)	7,412,624	25,094,828
Interest income	69,336	92,040
Interest expense	0	0
Net realized gain on short-term investments	0	0
Share of gain/ (loss) of equity investees	0	0
Loss on extinguishment of debt	0	0
Exchange gains	0	0
Unrealized income on short-term investments	0	0
Other income	0	0
Income from operations before income taxes	7,481,960	25,186,868
Income tax benefit /(expense)	(840,827)	(12,955,165)
Net income	6,641,133	12,231,703
Depreciation and amortization	1,766,074	106,653
Capital expenditure	9,571	8,593
Real estate properties development completed	127,107,105	0
Real estate properties under development	140,257,927	166,266,501
Real estate properties held for lease	100,574,370	94,413,043
Total long-lived assets	125,298,084	125,018,000
Total assets	440,219,180	356,256,758
United States [Member]
Segment Reporting Information [Line Items]
Net real estate sales	98,476,295	152,007,123	1,530,000
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	307,793	0	0
Total revenue	98,784,088	152,007,123	1,530,000
Cost of real estate sales	(108,350,506)	(128,803,285)	(1,243,112)
Cost of real estate lease income	0	0	0
Cost of real estate management services	0	0	0
Other costs	0	0	0
Total costs of revenue	(108,350,506)	(128,803,285)	(1,243,112)
Gross profit	(9,566,418)	23,203,838	286,888
Operating expenses	(10,597,926)	(11,002,123)	(4,971,109)
Operating income/(loss)	(20,164,344)	12,201,715	(4,684,221)
Interest income	0	0	0
Interest expense	(3,570,310)	(3,444,399)	17,587,083
Net realized gain on short-term investments	0	0	0
Share of gain/ (loss) of equity investees	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	6	2,487	2,950
Income from operations before income taxes	(23,734,648)	8,759,803	12,905,812
Income tax benefit /(expense)	8,694,642	(8,388,686)	2,825,203
Net income	(15,040,006)	371,117	15,731,015
Depreciation and amortization	232,618	106,407	50,985
Capital expenditure	257,643	25,770	136,065
Real estate properties development completed	131,656,359	197,513,164	0
Real estate properties under development	168,236,598	133,498,536	226,208,448
Real estate properties held for lease	0	0	0
Total long-lived assets	19,666,135	6,004,446	8,659,744
Total assets	354,473,170	409,269,847	162,538,391
Xinjiang [Member]
Segment Reporting Information [Line Items]
Net real estate sales	0
Real estate lease income	0
Real estate management services income	0
Other revenue	761,502
Total revenue	761,502
Cost of real estate sales	0
Cost of real estate lease income	0
Cost of real estate management services	0
Other costs	0
Total costs of revenue	0
Gross profit	761,502
Operating expenses	(8,546,613)
Operating income/(loss)	(7,785,111)
Interest income	366
Interest expense	0
Net realized gain on short-term investments	0
Share of gain/ (loss) of equity investees	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized income on short-term investments	0
Other income	0
Income from operations before income taxes	(7,784,745)
Income tax benefit /(expense)	58,406
Net income	(7,726,339)
Depreciation and amortization	0
Capital expenditure	0
Real estate properties development completed	0
Real estate properties under development	0
Real estate properties held for lease	0
Total long-lived assets	271,179
Total assets	2,124,744
Zhuhai [Member]
Segment Reporting Information [Line Items]
Net real estate sales	0
Real estate lease income	19,659
Real estate management services income	0
Other revenue	0
Total revenue	19,659
Cost of real estate sales	0
Cost of real estate lease income	0
Cost of real estate management services	0
Other costs	(10,342)
Total costs of revenue	(10,342)
Gross profit	9,317
Operating expenses	(680,754)
Operating income/(loss)	(671,437)
Interest income	264
Interest expense	0
Net realized gain on short-term investments	0
Share of gain/ (loss) of equity investees	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized income on short-term investments	0
Other income	0
Income from operations before income taxes	(671,173)
Income tax benefit /(expense)	145,513
Net income	(525,660)
Depreciation and amortization	38
Capital expenditure	392,779
Real estate properties development completed	0
Real estate properties under development	93,205,573
Real estate properties held for lease	0
Total long-lived assets	125,896
Total assets	93,723,704
Others [Member]
Segment Reporting Information [Line Items]
Net real estate sales	0	0	0
Real estate lease income	914,217	1,901,125	1,885,780
Real estate management services income	39,875,958	28,861,597	21,611,201
Other revenue	830	0	(472,625)
Total revenue	40,791,005	30,762,722	23,024,356
Cost of real estate sales	0	0	0
Cost of real estate lease income	(47,777)	(48,588)	(51,824)
Cost of real estate management services	(30,710,506)	(23,302,224)	(19,424,698)
Other costs	(33,226)	0	(4,824)
Total costs of revenue	(30,791,509)	(23,350,812)	(19,481,346)
Gross profit	9,999,496	7,411,910	3,543,010
Operating expenses	(19,546,278)	(22,786,372)	(19,336,890)
Operating income/(loss)	(9,546,782)	(15,374,462)	(15,793,880)
Interest income	3,371,339	339,655	1,735
Interest expense	(33,625,552)	(20,100,299)	(59,480,738)
Net realized gain on short-term investments	4,746,951	1,190,861	603,078
Share of gain/ (loss) of equity investees	329,652	363,751	0
Loss on extinguishment of debt	(15,879,702)	(12,123,750)	0
Exchange gains	1,119,662	127,923	0
Unrealized income on short-term investments	1,944,976	227,472	49,443
Other income	0	3,383	1,264,926
Income from operations before income taxes	(47,539,456)	(45,345,466)	(73,355,436)
Income tax benefit /(expense)	(14,392,208)	(808,616)	(9,352,878)
Net income	(61,931,664)	(46,154,082)	(82,708,314)
Depreciation and amortization	870,852	250,763	237,358
Capital expenditure	294,575	294,134	256,824
Real estate properties development completed	0	0	0
Real estate properties under development	11,135,393	9,961,456	8,165,744
Real estate properties held for lease	613,482	624,427	716,714
Total long-lived assets	23,107,007	21,835,309	3,266,691
Total assets	$ 169,184,474	$ 162,152,194	$ 262,584,869